BORROWINGS AND NON-CURRENT FINANCIAL LIABILITIES (Details 2) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Current year 2022	€ 2,984	€ 6,000
Non-current 2023		426
Non-current 2024		11,515
Non-current 2025		3,500
Non-current 2026
Non-current Subsequent years
Non-current		21,441
Total	2,984	39,218
2021		17,777
Financial liabilities at beginning	39,218	51,677
Drawdown of related party debt	450	245
Related party non- cash receivable	1,845
Related party non- cash settlement	(38,529)	(12,704)
Foreign exchange movement
Changes in fair value
Financial liabilities at ending	2,984	39,218
Loan [Member]
IfrsStatementLineItems [Line Items]
Current year 2022		6,000
Non-current 2023		426
Non-current 2024		11,515
Non-current 2025		3,500
Non-current 2026
Non-current Subsequent years
Non-current		21,441
Total		21,441
2021
Financial liabilities at beginning	21,441	21,441
Drawdown of related party debt
Related party non- cash receivable
Related party non- cash settlement	(21,441)
Foreign exchange movement
Changes in fair value
Financial liabilities at ending		21,441
Other Borrowings [Member]
IfrsStatementLineItems [Line Items]
Current year 2022	2,984
Non-current 2023
Non-current 2024
Non-current 2025
Non-current 2026
Non-current Subsequent years
Non-current
Total	2,984	17,777
2021		17,777
Financial liabilities at beginning	17,777	30,236
Drawdown of related party debt	450	245
Related party non- cash receivable	1,845
Related party non- cash settlement	(17,088)	(12,704)
Foreign exchange movement
Changes in fair value
Financial liabilities at ending	2,984	17,777
Other Borrowings Due To Related Parties [Member]
IfrsStatementLineItems [Line Items]
Current year 2022	2,919	6,000
Non-current 2023		426
Non-current 2024		11,515
Non-current 2025		3,500
Non-current 2026
Non-current Subsequent years
Non-current		21,441
Total	€ 2,919	39,218
2021		€ 17,777